Goodwill - Schedule of Carrying Amount of Goodwill (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
Schedule of Carrying Amount of Goodwill [Line Items]
Beginning Balance, Goodwill	$ 35,566,838		$ 34,066,838
Ending Balance, Goodwill	36,624,140		35,566,838	$ 34,066,838
Beginning Balance, Accumulated impairment losses	(1,500,000)
Beginning Balance, Goodwill Total	34,066,838		34,066,838
Ending Balance, Accumulated impairment losses	(1,500,000)		(1,500,000)
Ending Balance, Goodwill Total	35,124,140	$ 4,514,729	34,066,838	34,066,838
Ending Balance, Goodwill Total (in Dollars)	35,124,140		34,066,838	34,066,838
Goodwill acquired during year	1,057,302		1,500,000
Impairment losses			(1,500,000)
Asset management and professional consultancy services segment [Member] | Acquisition of Reitar Capital Partners Limited [Member]
Schedule of Carrying Amount of Goodwill [Line Items]
Beginning Balance, Goodwill	34,066,838		34,066,838
Ending Balance, Goodwill	34,066,838		34,066,838	34,066,838
Beginning Balance, Accumulated impairment losses
Beginning Balance, Goodwill Total	34,066,838		34,066,838
Ending Balance, Accumulated impairment losses
Ending Balance, Goodwill Total	34,066,838	4,378,827	34,066,838	34,066,838
Ending Balance, Goodwill Total (in Dollars)	34,066,838		34,066,838	34,066,838
Goodwill acquired during year
Impairment losses
Construction and engineering services segment [Member] | Acquisition of Alvin Design [Member]
Schedule of Carrying Amount of Goodwill [Line Items]
Beginning Balance, Goodwill	1,500,000
Ending Balance, Goodwill	1,500,000		1,500,000
Beginning Balance, Accumulated impairment losses	(1,500,000)
Beginning Balance, Goodwill Total
Ending Balance, Accumulated impairment losses	(1,500,000)		(1,500,000)
Ending Balance, Goodwill Total
Ending Balance, Goodwill Total (in Dollars)
Goodwill acquired during year			1,500,000
Impairment losses			(1,500,000)
Asset management and professional consultancy services segment [Member] | Acquisition of WLN [Member]
Schedule of Carrying Amount of Goodwill [Line Items]
Beginning Balance, Goodwill
Ending Balance, Goodwill	1,057,302
Beginning Balance, Accumulated impairment losses
Beginning Balance, Goodwill Total
Ending Balance, Accumulated impairment losses
Ending Balance, Goodwill Total	1,057,302	$ 135,902
Ending Balance, Goodwill Total (in Dollars)	1,057,302
Goodwill acquired during year	1,057,302
Impairment losses